Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases
7	Leases

The Group is engaged in multiple lease arrangements for vessels and containers, supporting its operating activities, as well as for buildings, vehicles, IT equipment and other tangible assets. Such lease arrangements (part of which includes options for extension and/or purchase of the underlying asset) are characterized by large-scale, frequent and recurring engagements in common market terms.

(a)	Right-of-use-assets

		Containers and equipment	Buildings, vehicles and other tangible assets

	Vessels			Total
	US $ in millions
Balance as at January 1, 2022	2,720.2	458.6	47.6	3,226.4
Additions	2,184.6		22.5	2,207.1
Depreciation	(1,170.0)	(80.5)	(18.4)	(1,268.9)
Other (*)	232.5	1.9	6.3	240.7
Balance as at December 31, 2022	3,967.3	380.0	58.0	4,405.3

		Containers and equipment	Buildings, vehicles and other tangible assets

	Vessels			Total
	US $ in millions
Balance as at January 1, 2021	826.7	466.1	47.9	1,340.7
Additions	1,677.5	85.1	16.3	1,778.9
Depreciation	(602.1)	(89.2)	(18.5)	(709.8)
Other (*)	818.1	(3.4)	1.9	816.6
Balance as at December 31, 2021	2,720.2	458.6	47.6	3,226.4

(*)	Mainly modifications, see also Note 5.

(b)	Maturity analysis of the Group's lease liabilities

	As at December 31
	2022	2021
	US $ in millions
Less than one year	1,380.8	893.0
One to five years	2,652.8	1,981.5
More than five years	125.9	197.2
Total	4,159.5	3,071.7
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The Group’s lease liabilities are mostly denominated in USD, discounted by interest rates with weighted average of 7.7% (5.0% as at December 31, 2021).
(c)	Amounts recognized in profit or loss

	2022	2021
	US $ in millions
Interest expenses related to lease liabilities	206.0	139.6
Expenses relating to short-term leases:
Vessels	101.6	71.7
Containers	34.3	36.6
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(d)	Amounts recognized in the statement of cash flows

	2022	2021
	US $ in millions

Cash outflow related to lease liabilities	1,564.1	877.8
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(e)	For further details regarding the Company’s obligations, in respect of leases not accounted as a lease liability as of December 31, 2022, see also Note 26.